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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                            Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


          Pioneer Tax Advantaged Balanced Trust
          SCHEDULE OF INVESTMENTS 2/28/07



Principal
Amount                                                 Value
          TAX EXEMPT OBLIGATIONS  - 70.4%
          Alabama - 1.7%
5,990,000 Birmingham Waterworks & Sewer Revenue, 5 $        6,241,939
1,500,000 Sylacauga Health Care Authority Revenue,            1,578,870
                                                   $       7,820,809
          Arizona - 0.9%
1,000,000 Maricopa County Hospital Revenue, 5.0%,  $        1,029,450
1,000,000 Pima County Industrial Development Autho             1,084,310
995,000   Pima County Industrial Development Autho            1,070,550
1,000,000 Pima County Industrial Development Autho            1,066,530
                                                   $       4,250,840
          California - 3.5%
1,000,000 California Health Facilities Authority R $        1,065,040
4,000,000 Golden State Tobacco Securitization Corp           4,584,320
9,655,00(aGolden State Tobacco Securitization Corp          10,969,528
                                                   $       16,618,888
          Connecticut - 1.3%
4,190,000 Connecticut State Development Authority  $       4,399,877
1,500,000 Mohegan Tribe Indians Gaming Authority,             1,557,465
                                                   $       5,957,342
          District of Columbia - 0.9%
4,000,000 District of Columbia Tobacco Settlement  $       4,405,360

          Florida - 3.2%
1,105,000 Highlands County Health Facilities Autho $         1,163,930
5,000,000+ Highlands County Health Facilities Autho          5,576,200
600,000   Madison County First Mortgage Revenue, 6                624,156
2,025,000 Miami Beach Health Facilities Authority,             2,062,118
500,000   Miami Beach Health Facilities Authority,               549,950
3,970,00(a)Tampa-Hillsborough County Expressway Aut           5,023,717
                                                   $       15,000,071
          Georgia - 4.8%
5,000,000 Burke County Development Authority Reven $       5,070,250
9,580,00(a)Georgia Municipal Electric Authority Pow           11,915,700
2,500,000 Milledgeville-Baldwin County Development           2,707,250
2,500,000 Milledgeville-Baldwin County Development           2,723,750
                                                   $      22,416,950
          Illinois - 3.9%
3,000,000 Chicago Illinois General Obligation, 5.0 $        3,166,830
4,580,000 Illinois Development Finance Authority R           4,877,425
5,000,000 Illinois Educational Facilities Authorit           5,247,900
2,000,000 Illinois Finance Authority Revenue, 5.5%            2,186,500
2,055,00(a)Illinois Finance Authority Revenue, RIB,          2,706,538
                                                   $        18,185,193
          Indiana - 0.9%
4,135,000 Indiana State Development Finance Author $       4,297,547

          Louisiana - 1.9%
8,335,000 Tobacco Settlement Financing Corp., 5.87 $       8,909,448

          Maryland - 1.7%
3,000,000 Frederick County Educational Facilities  $       3,228,690
1,000,000 Maryland State Economic Development Reve             1,027,130
750,000   Maryland State Economic Development Reve               770,347
1,000,000 Maryland State Economic Development Reve             1,012,250
2,000,000 Maryland State Health & Higher Education              2,111,840
                                                   $        8,150,257

          Massachusetts - 4.0%
2,000,000 Massachusetts Health & Educational Facil $        2,107,500
1,550,000 Massachusetts Health & Educational Facil            1,588,440
1,600,000 Massachusetts Health & Educational Facil             1,641,744
2,120,000 Massachusetts Health & Educational Facil            2,196,723
900,000   Massachusetts Health & Educational Facil               990,072
2,750,000 Massachusetts Health & Educational Facil            3,014,247
2,000,000 Massachusetts State Development Finance            2,083,920
500,000   Massachusetts State Development Finance                 517,330
1,100,000 Massachusetts State Development Finance              1,186,856
1,000,000 Massachusetts State Development Finance             1,073,350
2,000,000 +University of Massachusetts Building Aut         2,208,620
                                                   $      18,608,802
          Michigan - 1.8%
5,000,000 Macomb County Hospital Finance Authority $        5,316,750
2,000,000 Michigan State Hospital Finance Authorit           2,072,720
1,000,000 Michigan State Hospital Finance Authorit             1,046,910
                                                   $       8,436,380

          Minnesota - 0.8%
2,000,000 Duluth Economic Development Authority He $         2,114,500
1,500,000 Duluth Economic Development Authority He            1,574,820
                                                   $       3,689,320
          Missouri - 0.4%
1,720,000 Missouri State Health & Educational Auth $         1,841,484

          Montana - 0.2%
1,000,000 Montana Finance Authority Hospital Facil $        1,036,870

          Nebraska - 1.3%
4,980,00(aNebraska Public Power District Revenue,  $        6,029,137

          Nevada - 1.5%
3,000,000 Clark County Industrial Development Reve $       2,999,760
1,500,000 Henderson Nevada Health Care Facilities             1,629,795
2,500,000 Washoe County Water Facility Revenue, 5.           2,525,550
                                                   $         7,155,105
          New Hampshire - 0.6%
1,800,000+ New Hampshire Business Finance Authority $        1,881,144
1,000,000 New Hampshire Health & Education Facilit             1,069,310
                                                   $       2,950,454
          New Jersey - 5.6%
1,250,000 Camden County Improvement Authority Reve $         1,351,400
5,920,00(aGarden State Preservation Trust, RIB, 12            8,856,971
710,000   New Jersey Economic Development Authorit               739,934
1,230,000 New Jersey Economic Development Authorit            1,292,755
1,500,000 New Jersey Health Care Facilities Financ            1,462,755
5,000,000 New Jersey Health Care Facilities Financ            5,251,400
3,500,000 New Jersey Health Care Facilities Financ           3,585,365
3,000,000+ Tobacco Settlement Financing Corp., 6.25         3,423,690
                                                   $     25,964,270
          New Mexico - 0.6%
1,000,000 Dona Ana County PILT Revenue, 5.25%, 12/ $        1,073,640
1,500,000 Farmington New Mexico Hospital Revenue,              1,561,920
                                                   $       2,635,560
          New York - 4.8%
2,000,000 Dutchess County Industrial Development A $        2,234,180
1,000,000 New York City Industrial Development Age            1,063,020
1,000,000 New York City Industrial Development Age             1,089,410
8,820,00(bNew York City Transitional Finance Autho           7,359,496
5,000,000 Port Authority of New York & New Jersey             5,293,150
4,900,000 Triborough Bridge & Tunnel Authority, 5.            5,287,149
                                                   $     22,326,405
          North Carolina - 0.7%
1,000,000 North Carolina Capital Facilities Financ $        1,046,360
1,000,000 North Carolina Capital Facilities Financ            1,042,550
1,000,000 North Carolina Medical Care Commission H            1,039,320
                                                   $        3,128,230
          Ohio - 1.4%
2,000,000 Cleveland Airport Special Revenue, 5.7%, $       2,055,800
3,000,000+ Columbus City School District, 5.0%, 12/          3,263,310
1,000,000 Hamilton County Hospital Facilities Reve            1,064,670
                                                   $       6,383,780
          Oregon - 0.6%
2,935,000 Oregon State Housing & Community Service $        3,012,572

          Pennsylvania - 2.6%
5,000,000+ Pennsylvania State Turnpike Commission O $      5,391,450
3,000,000 Sayre Health Care Facilities Authority R           3,252,600
280,000   Scranton-Lackawanna Health and Welfare A             284,298
700,000   Scranton-Lackawanna Health and Welfare A               716,611
460,000   Scranton-Lackawanna Health and Welfare A             470,911
2,165,000 Swarthmore Borough Authority College Rev            2,254,155
                                                   $      12,370,025
          Puerto Rico - 3.2%
8,000,000+ Puerto Rico Commonwealth Highway & Trans $     8,737,440
5,000,000 Puerto Rico Public Buildings Authority R           5,364,350
1,000,000 Puerto Rico Public Finance Corp., 5.75%,            1,074,260
                                                   $       15,176,050
          Rhode Island - 1.1%
1,640,000 Tobacco Settlement Financing Corp., 6.12 $        1,750,684
3,100,000 Tobacco Settlement Financing Corp., 6.25            3,349,612
                                                   $        5,100,296
          South Carolina - 3.8%
6,000,000 Berkeley County School District Installm $       6,247,260
5,000,000 Florence County Hospital Revenue, 5.25%,            5,381,900
3,500,000 Lexington County Health Services Distric           3,728,690
2,500,000 South Carolina Jobs Economic Development           2,669,950
                                                   $      18,027,800
          Tennessee  - 0.6%
2,500,000 Knox County Health Educational & Housing $       2,703,575

          Texas  - 3.4%
1,552,000 Houston Housing Financing Corp., 6.25%,  $        1,688,778
2,885,00(aHouston Utility System Revenue, RIB, 10.            3,654,718
2,750,000 Lower Colorado River Authority, 5.0%, 5/           2,875,455
1,711,000 Panhandle Regional Housing Finance Corp.            1,889,235
3,000,000 Richardson Hospital Authority, 6.0%, 12/           3,299,820
1,000,000 Seguin Higher Education Facilities Corp.            1,026,430
1,500,000 Texas State Student Housing Revenue, 6.5             1,620,210
                                                   $      16,054,646
          Vermont  - 0.3%
1,295,000 Vermont Educational & Health Buildings F $          1,358,131

          Virginia  - 2.1%
1,500,000 Prince William County Industrial Develop $         1,602,510
3,925,000 Prince William County Industrial Develop           4,226,048
4,000,000 Virginia College Building Authority Reve             4,221,120
                                                   $      10,049,678
          Washington - 3.5%
8,000,000 King County Washington Sewer Revenue, 5. $       8,388,960
7,000,000 Tobacco Settlement Authority Revenue, 6.           7,808,920
                                                   $       16,197,880

          Wisconsin  - 0.8%
3,500,000 Wisconsin State Health & Educational Fac $       3,628,205

          TOTAL TAX-EXEMPT OBLIGATIONS
          (Cost $306,838,827) (c)                  $  329,877,360

Shares
          COMMON STOCKS  - 36.7%
          Energy - 0.8%
          Oil & Gas Storage & Transportation - 0.8%
142,876   Spectra Energy Corp.                     $        3,676,199
          Total Energy                             $        3,676,199

          Materials - 0.7%
          Diversified Chemicals - 0.3%
94,000    Olin Corp.                               $        1,626,200

          Construction Materials - 0.0%
3,950     Monarch Cement Co.                       $             133,312

          Diversified Metals & Mining - 0.4%
56,012    Compass Minerals International, Inc.     $         1,829,912

          Steel - 0.0%
200       Worthington Industries, Inc.             $                3,984
          Total Materials                          $       3,593,408

          Consumer Services & Supplies - 0.6%
          Commercial Printing - 0.6%
79,034    R.R. Donnelley & Sons Co.                $       2,859,450
          Total Consumer Services & Supplies       $       2,859,450

          Consumer Durables & Apparel - 1.1%
          Home Furnishings - 0.3%
50,000    Bassett Furniture Industries, Inc.       $           789,000
31,486    Kimball International, Inc.                              662,151
                                                   $           1,451,151
          Housewares & Specialties - 0.8%
166,444   Tupperware Corp.                         $       3,896,454
          Total Consumer Durables & Apparel        $       5,347,605

          Consumer Services - 0.6%
          Specialized Consumer Services - 0.6%
200,227   ServiceMaster Co.                        $         2,735,101
          Total Consumer Services                  $         2,735,101

          Media - 1.0%
          Movies & Entertainment - 0.9%
206,487   Regal Entertainment Group                $        4,412,627

          Publishing - 0.1%
9,905     Idearc, Inc.                             $           336,770
          Total Media                              $       4,749,397

          Food, Beverage & Tobacco - 5.5%
          Tobacco - 5.5%
134,140   Altria Group, Inc.                       $        11,305,319
172,872   Loews Corp. - Carolina Group                       12,451,970
29,704    Reynolds American, Inc.                              1,813,429
          Total Food, Beverage & Tobacco           $      25,570,718

          Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
          Pharmaceuticals - 3.9%
329,758   Bristol-Myers Squibb Co.                 $        8,702,314
216,536   Merck & Co., Inc.                                  9,562,230
          Total Pharmaceuticals, Biotechnology & L $      18,264,544

          Banks - 3.6%
          Diversified Banks - 0.4%
28,642    Wachovia Corp.                           $        1,585,908

          Regional Banks - 1.9%
81,550    KeyCorp                                  $       3,077,697
90,000    National City Corp.                                3,406,500
67,800    Regions Financial Corp.                            2,428,596
                                                   $        8,912,793
          Thrifts & Mortgage Finance - 1.3%
222,700   TrustCo Bank Corp., NY                   $       2,202,503
92,412    Washington Mutual, Inc.                              3,981,109
                                                   $         6,183,612
          Total Banks                              $       16,682,313

          Diversified Financials - 0.5%
          Other Diversified Financial Services - 0.5%
42,500    Bank of America Corp.                    $         2,161,975
          Total Diversified Financials             $         2,161,975

          Telecommunication Services - 9.1%
          Integrated Telecommunication Services - 9.1%
421,497   AT&T, Inc.                               $        15,511,090
529,946   Citizens Communications Co.                        7,986,286
198,116   Verizon, Communications, Inc.                       7,415,482
790,184   Windstream Corp.                                   11,892,269
          Total Telecommunication Services         $      42,805,127

          Utilities - 9.3%
          Electric Utilities - 1.2%
138,400   Empire District Electric Co.             $        3,320,216
74,383    Great Plains Energy, Inc.                           2,312,567
                                                   $       5,632,783
          Gas Utilities - 3.4%
81,249    AGL Resources, Inc.                      $       3,309,272
395,466   Atmos Energy Corp.                                12,465,088
                                                   $      15,774,360

          Multi-Utilities - 4.7%
137,135   Ameren Corp.                             $         7,162,561
100,000   Consolidated Edison, Inc.                          4,858,000
285,753   Duke Energy Corp.                                  5,626,477
134,112   NSTAR                                              4,587,972
                                                   $      22,235,010
          Total Utilities                          $      43,642,153
          TOTAL COMMON STOCKS
          (Cost $142,002,273)                      $   172,087,990


          NON-CONVERTIBLE PREFERRED STOCKS - 25.6%
          Energy - 1.1%
          Oil & Gas Exploration & Production- 1.1%
49,300    Apache Corp., Series B, 5.68%            $       4,940,787
          Total Energy                             $       4,940,787

          Automobiles & Components - 0.4%
          Automobile Manufacturers - 0.4%
46,446    Ford Motor Co. Capital Trust II, 6.5%    $        1,699,633
          Total Automobiles & Components           $        1,699,633

          Banks - 6.3%
          Diversified Banks - 3.3%
105,000   Bank One Capital VI, 7.2%                $       2,634,975
120,000   Barclays Bank Plc, Series 2, 6.625%                 3,134,400
120,000   HSBC Holdings Plc, Series A, 6.20%,                 3,013,200
200,000   Royal Bank of Scotland Group Plc, Series           4,860,000
71,000    Wachovia Preferred Funding Corp., Series            1,992,970
                                                   $      15,635,545
          Thrifts & Mortgage Finance - 3.0%
56,980    Countrywide Capital V, 7.0%              $         1,395,617
100,000   Fannie Mae, Series N, 5.5%                         4,950,000
57,000    Freddie Mac, 5.81%                                  2,921,250
39,000    Freddie Mac, Series F, 5.0%                         1,875,900
58,000    Freddie Mac, Series K, 5.79%                       2,924,360
                                                   $       14,067,127
          Total Banks                              $     29,702,672

          Diversified Financials - 7.7%
          Other Diversified Financial Services - 3.9%
49,000    ABN Amro Capital Fund Trust VII, 6.08%   $        1,225,980
120,000   Bank of America Corp., Series D, 6.204%             3,198,000
55,000    Citigroup, Inc., Series G, 6.213%                  2,774,750
81,500    Citigroup, Inc., Series M, 5.864%                    4,101,895
120,000   Deustche Bank Capital Funding Trust VIII           3,090,000
150,000   JPMorgan Chase Capital Trust XVI, 6.35%             3,771,000
                                                   $        18,161,625
          Consumer Finance - 0.9%
18,000    MBNA Capital, Series D, 8.125%           $           455,708
70,000    SLM Holdings Corp., Series A, 6.97%                 3,710,000
                                                   $        4,165,708
          Investment Banking & Brokerage - 2.9%
57,000    Bear Stearns Companies, Inc., Series F,  $       2,850,000
40,000    Bear Stearns Companies, Inc., Series G,             1,998,000
100,000   Lehman Brothers Holdings, Inc., 6.5%               2,609,000
19,000    Lehman Brothers Holdings, Inc., Series C                966,150
30,000    Lehman Brothers Holdings, Inc., Series D             1,512,000
65,000    Merrill Lynch Preferred Capital Trust IV            1,652,845
87,000    Merrill Lynch Preferred Capital Trust V,            2,228,210
                                                   $       13,816,205
          Total Diversified Financials             $      36,143,538

          Insurance - 3.6%
          Life & Health Insurance - 0.7%
159,000   Scottish Re Group, Ltd., 7.25%           $        3,261,090

          Property & Casualty Insurance 2.0%
110,000   ACE, Ltd., Series C, 7.8%                $       2,824,800
161,000   Berkley W.R. Capital Trust II, 6.75%                4,041,508
109,000   XL Capital, Ltd., Series B, 7.625%                  2,789,310
                                                   $        9,655,618
          Reinsurance - 0.9%
170,500   RenaissanceRe Holdings, Ltd., Series C,  $         4,115,870
          Total Insurance                          $      17,032,578

          Real Estate - 3.3%
          Diversification Real Estate Investment Trust - 0.9%
128,000   PS Business Parks, Inc., Series H, 7.0%  $       3,240,960
32,440    PS Business Parks, Inc., Series I, 6.875                  816,191
                                                   $         4,057,151
          Industrial Real Estate Investment Trust - 0.2%
40,000    Prologis Trust, Series G, 6.75%          $        1,022,000

          Office Real Estate Investment Trust - 0.3%
15,000    Brandywine Realty Trust, Series C, 7.5%  $           385,350
34,500    Brandywine Realty Trust, Series D, 7.375                914,250
                                                   $        1,299,600
          Residential Real Estate Investment Trust - 0.5%
92,000    Home Properties New York, Inc., Series F $       2,303,680

          Retail Real Estate Investment Trust - 0.8%
94,000    Regency Centers Corp., Series C, 7.45%   $        2,391,360
53,500    Regency Centers Corp., Series E 6.7%                 1,332,150
                                                   $        3,723,510
          Specialized Real Estate Investment Trust - 0.6%
124,000   Public Storage, Inc., Series F, 6.45%    $       3,082,640
          Total Real Estate                        $       15,488,581

          Utilities - 3.2%
          Electric Utilities - 2.8%
98,000    Alabama Power Co., 5.3%                  $       2,477,568
113,000   Alabama Power Co., 5.83%                           2,825,000
78,000    Interstate Power and Light Co., Series B           2,458,560
40,000    Mississippi Power Co., 5.25%                           992,500
7,700     PPL Electric Utilities Corp., 4.5%                     660,660
73,000    Southern California Edison Co., 4.32%                1,481,900
94,000    Virginia Power Capital Trust II, 7.375%            2,368,457
                                                   $      13,264,645
          Gas Utilities - 0.4%
62,000    Southern Union Co., Series C, 7.55%      $         1,613,240
          Total Utilities                          $      14,877,885
          TOTAL NON-CONVERTIBLE PREFERRED STOCKS
          (Cost $121,408,829)                      $    119,885,674

          CONVERTIBLE PREFERRED STOCKS - 2.3%
          Capital Goods - 0.5%
          Aerospace & Defense - 0.5%
15,000    Northrop Grumman Corp., 7.0%             $       2,062,500
          Total Capital Goods                      $       2,062,500

          Diversified Financials - 1.5%
          Other Diversified Financial Services - 1.5%
161,000   Lazard, Ltd., 6.625%                     $        7,195,090
          Total Diversified Financials             $        7,195,090

          Insurance - 0.3%
          Property & Casualty Insurance - 0.3%
47,919    XL Capital, Ltd., Class A, 7.0%          $          1,251,165
          Total Insurance                          $          1,251,165

          TOTAL CONVERTIBLE PREFERRED STOCKS
          (Cost $7,130,041)                        $      10,508,755

          TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.4%
6,727,170 BlackRock Provident Institutional Munici $        6,727,170
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
          (Cost $6,727,170)                        $        6,727,170

          TOTAL INVESTMENTS IN SECURITIES - 136.4%
          (Cost $584,107,140) (d)                  $  639,086,949
          OTHER ASSETS AND LIABILITIES - 1.2%      $        5,808,031
          PREFERRED SHARES AT REDEMPTION VALUE,
          INCLUDING DIVIDENDS PAYABLE  - (37.6%)   $  (176,380,153)
          NET ASSETS APPLICABLE TO COMMON
          SHAREOWNERS - 100.0%                     $   468,514,827

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2007, the value of these securities amounted $49,156,309, or 10.5% of total net assets.

+         Prerefunded bonds have been collateralized by U.S.
          Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates.
          The interest rate shown
          is the rate at February 28, 2007.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
          The rate shown is the rate at period end.

(c) The concentration of tax-exempt investments by type of obligation/market sector is as follows:
          Insured                                             %
          Revenue Bonds:
               Health Revenue                             25.5
               Tobacco Revenue                            13.7
               Development Revenue                         9.8
               Education Revenue                           8.6
               Other                                       3.2
               Transportation Revenue                      4.2
               Housing Revenue                             1.9
               School District Revenue                     1.9
               Pollution Control Revenue                   1.3
               Water Revenue                               0.8
               Airport Revenue                             0.6
               Gaming Revenue                              0.5
                                                              %

(d) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $583,885,706 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value ove $     60,007,252

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost          (4,806,009)

          Net unrealized gain                      $      55,201,243

          For financial reporting purposes net unrealized gain on investments was $54,979,809 and cost of investments aggregated $584,107,140.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.